Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (67,359)	$ (470,003)	$ (114,973)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of intangible assets and purchased video content in prepaid expense	59,352	140,881	131,182
Depreciation	93,037	83,114	73,449
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	16,369	86,882	0
Share-based compensation expense	2,094	41,468	19,120
Other-than-temporary impairment of available-for-sale equity investment	0	5,754	0
Impairment of other intangible assets and other assets	10,797	72,259	22,906
Investment loss /(gain) from equity investments	(11,440)	1,451	2,085
Allowance for doubtful accounts and credit losses	15,660	9,076	7,109
Provision for inventory	2,547	0	0
Loss /(gain) from sale of equity investments	(134)	523	(149)
Change in fair value of financial instruments	(10,857)	(10,447)	(13,133)
Others	(705)	(1,063)	(1,182)
Changes in assets and liabilities, net of acquisition:
Account and financing receivables	(14,827)	(55,061)	62,520
Prepaid and other assets	(23,865)	23,455	15,091
Accounts payable	60,148	33,395	40,273
Receipts in advance and deferred revenue	3,784	1,404	(8,152)
Tax liabilities	(74,058)	263,108	(36,666)
Deferred tax	43,798	(45)	5,268
Accrued liabilities and other short-term liabilities	(20,316)	(38,464)	34,872
Net cash provided by operating activities	84,025	187,687	239,620
Cash flows from investing activities:
Purchase of fixed assets	(101,122)	(78,924)	(105,063)
Purchase of intangible and other assets	(98,255)	(66,393)	(183,791)
Purchase of long-term investments	(20,613)	(7,680)	(20,950)
Return of funds from a third party	5,264	4,928	5,061
Collection of financing receivables	59,967	0	0
Investment in financing receivables	(98,774)	0	0
Proceeds from financial instruments	2,957,984	1,219,986	415,383
Purchase of financial instruments	(3,177,532)	(1,785,012)	(509,357)
Matching loan to a related party	0	0	(18,115)
Proceeds received from sale of equity investment	12,073	0	0
Other cash proceeds /(payments) related to investing activities	1,764	(1,408)	5,182
Net cash used in investing activities	(459,244)	(714,503)	(411,650)
Cash flows from financing activities:
Consideration received from Sogou IPO, net of IPO Transaction Expenses	0	622,131	0
Proceeds from long-term bank loan	251,738	122,433	0
Proceeds from short-term bank loan	74,056	67,785	0
Exercise of share-based awards in subsidiaries	12	494	291
Repayments of loans from banks	(67,011)	(7,684)	(344,500)
Repurchase of Sogou Pre-IPO Class A Ordinary Shares from noncontrolling shareholders	0	(3,190)	0
Matching loan from a related party	0	0	17,041
Distribution of Changyou dividend to noncontrolling interest shareholders	(162,461)	0	0
Other cash proceeds /(payments) related to financing activities	0	6	(766)
Net cash provided by /(used in) financing activities	96,334	801,975	(327,934)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted time deposits	(19,544)	30,226	(46,310)
Reclassification of cash and cash equivalents from /(to) assets held for sale	0	11,684	(11,684)
Net increase /(decrease) in cash, cash equivalents, restricted cash, and restricted time deposits	(298,429)	317,069	(557,958)
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	1,368,295	1,051,226	1,609,184
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	1,069,866	1,368,295	1,051,226
Supplemental cash flow disclosures:
Cash paid for income taxes	(53,147)	(43,264)	(25,179)
Cash paid for interest expense	(12,563)	(7,176)	(965)
Barter transactions	28,404	6,110	12,384
Supplemental schedule of non-cash investing activity:
Changes in payables and other liabilities related to fixed assets and intangible assets additions	$ 30,797	$ 56,486	$ 35,470